Prepayments and deposits (Details) - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 2.8	$ 0.9
Prepaid transaction costs	0.3	0.0
Prepaid construction charges	1.4	0.0
Prepaid equipment deposits	76.4	3.2
Prepaid insurance	5.7	3.8
Other prepaids	2.8	0.6
Total prepaids and deposits	89.4	8.5
Other assets	(3.6)	0.0
Prepayment and deposits	$ 85.8	$ 8.5